Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting
Revenues from external customers	€ 4,486,724	€ 4,318,073	€ 4,049,830
Profit /(loss)	994,124	1,003,343	939,408
Finance result	(257,244)	(287,734)	(233,589)
Share of profit / (losses)	(11,038)	(19,887)	6,933
Income tax expense	(131,436)	(34,408)	(168,209)
Consolidated profit for the year	594,406	661,314	544,543
Investments in equity-accounted investees	226,905	219,009	201,345	€ 76,728
Assets	12,477,046	10,920,264	10,129,772
Liabilities	7,780,442	7,286,299	6,401,794
Other Information:
Amortisation and depreciation	228,609	215,490	201,869
Additions for the year of property, plant and equipment and intangible assets	316,677	340,473	322,102
Operating Segments
Segment Reporting
Revenues from external customers	4,486,724	4,318,073	4,049,830
Total operating income	4,486,724	4,318,073	4,049,830
Profit /(loss)	1,156,653	1,237,470	1,079,197
Segment assets	10,847,654	9,554,477	8,557,533
Liabilities	1,068,786	656,598	608,251
Other Information:
Amortisation and depreciation	219,339	206,966	194,361
Expenses that do not require cash payments	145,322	2,112	(18,010)
Additions for the year of property, plant and equipment and intangible assets	296,882	329,205	310,091
Unallocated
Segment Reporting
Profit /(loss)	(162,529)	(234,127)	(139,789)
Segment assets	1,402,487	1,146,778	1,370,894
Liabilities	6,711,656	6,629,701	5,793,543
Other Information:
Amortisation and depreciation	9,270	8,524	7,508
Expenses that do not require cash payments	1,339	(58,752)	4,608
Additions for the year of property, plant and equipment and intangible assets	19,795	11,268	12,011
Intersegments
Segment Reporting
Revenues from external customers	(41,154)	(34,784)	(31,386)
Total operating income	(41,154)	(34,784)	(31,386)
Profit /(loss)	(5,764)	(12,305)	(1,316)
Segment assets	(29,281)	(22,196)	(11,964)
Bioscience
Segment Reporting
Share of profit / (losses)	2,839	(10,434)	(9,396)
Investments in equity-accounted investees	99,547	83,905	104,996
Bioscience | Operating Segments
Segment Reporting
Revenues from external customers	3,516,704	3,429,785	3,195,424
Total operating income	3,516,704	3,429,785	3,195,424
Profit /(loss)	902,402	985,495	913,840
Segment assets	6,928,220	6,007,153	6,524,922
Liabilities	764,377	423,415	411,604
Other Information:
Amortisation and depreciation	156,893	157,478	152,821
Expenses that do not require cash payments	172,648	7,049	16,219
Additions for the year of property, plant and equipment and intangible assets	220,531	227,635	197,741
Hospital
Segment Reporting
Share of profit / (losses)		2,112	(5,611)
Investments in equity-accounted investees			13,888
Hospital | Operating Segments
Segment Reporting
Revenues from external customers	119,454	105,649	102,251
Total operating income	119,454	105,649	102,251
Profit /(loss)	(12,587)	(9,766)	(8,765)
Segment assets	250,543	145,477	86,590
Liabilities	32,767	13,560	8,415
Other Information:
Amortisation and depreciation	10,819	6,436	5,915
Expenses that do not require cash payments	297	(514)	306
Additions for the year of property, plant and equipment and intangible assets	15,354	10,429	9,193
Diagnostic
Segment Reporting
Share of profit / (losses)	(10,975)	(9,335)
Investments in equity-accounted investees	19,256	29,322	43,330
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	702,265	732,369	691,701
Total operating income	702,265	732,369	691,701
Profit /(loss)	215,990	248,080	97,320
Segment assets	3,526,136	3,356,185	1,909,447
Liabilities	230,517	192,720	186,389
Other Information:
Amortisation and depreciation	44,030	40,815	32,180
Expenses that do not require cash payments	(27,651)	(4,423)	(2,001)
Additions for the year of property, plant and equipment and intangible assets	58,064	70,032	89,760
Bio supplies
Segment Reporting
Share of profit / (losses)	3,039	1,830
Investments in equity-accounted investees	47,742	44,220
Bio supplies | Operating Segments
Segment Reporting
Revenues from external customers	167,004	66,791	57,239
Total operating income	167,004	66,791	57,239
Profit /(loss)	36,824	35,598	33,794
Segment assets	117,673	7,409	8,378
Liabilities	6,427
Other Information:
Amortisation and depreciation	5,656
Expenses that do not require cash payments	28
Additions for the year of property, plant and equipment and intangible assets	2,050	198	84
Others
Segment Reporting
Share of profit / (losses)	(5,941)	(4,060)	21,940
Investments in equity-accounted investees	60,360	61,562	39,131
Others | Operating Segments
Segment Reporting
Revenues from external customers	22,451	18,263	34,601
Total operating income	22,451	18,263	34,601
Profit /(loss)	19,788	(9,632)	44,324
Segment assets	54,363	60,449	40,160
Liabilities	34,698	26,903	1,843
Other Information:
Amortisation and depreciation	1,941	2,237	3,445
Expenses that do not require cash payments			(32,534)
Additions for the year of property, plant and equipment and intangible assets	€ 883	€ 20,911	€ 13,313